Employee and Director Stock Purchase Plans	12 Months Ended
Dec. 31, 2012
Stock-Based Incentive Plans and Employee and Director Stock Purchase Plans [Abstract]
EMPLOYEE AND DIRECTOR STOCK PURCHASE PLANS

16. EMPLOYEE AND DIRECTOR STOCK PURCHASE PLANS

In 1997, the Company adopted an Employee Stock Purchase Plan (“ESPP”) and a Directors Stock Purchase Plan (“DSPP”) (collectively, the “Purchase Plans”). Under the ESPP and the DSPP, as amended and restated in 2009, 323,254 shares and 119,216 shares, respectively, were reserved for issuance. Under the terms of the Purchase Plans, the Company grants participants an option to purchase shares of Company common stock with an exercise price equal to 95% of market prices. Under the ESPP, employees are permitted, through payroll deduction, to purchase up to $25,000 of fair market value of the Company’s common stock per year. Under the DSPP, directors are permitted to remit funds, on a regular basis, to purchase up to $25,000 of fair market value of the Company’s common stock per year. Participants incur no brokerage commissions or service charges for purchases made under the Purchase Plans. For the years ended December 31, 2012, 2011 and 2010 there were 38,787 shares, 36,167 shares and 25,321 shares, respectively, purchased through the ESPP. For the years ended December 31, 2012, 2011 and 2010, there were 16,754 shares, 15,538 shares and 11,497 shares, respectively, purchased through the DSPP. At December 31, 2012, there were 103,069 and 1,324 shares remaining in the ESPP and DSPP, respectively.